1. Nature of Operations and Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Nature Of Operations And Summary Of Significant Accounting Policies Details
Expected tax expense (benefit) – Federal	$ (1,588)
Expected tax expense (benefit) – State	(200)
Change in valuation allowance	1,788
Provision for income taxes (benefit)